Subsequent events	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Subsequent events
48	Subsequent events
On March 21, 2024, the Company’s board of directors resolved to recommend the declaration and distribution of a special dividend out of the share premium account under the reserves of the Company in the amount of US$1.21 per ordinary share or US$2.42 per ADS. The special dividend will be payable in cash, with eligible holders of ordinary shares given an option to elect to receive the special dividend wholly in the form of new ordinary shares and eligible holders of ADSs given an option to elect to receive the special dividend wholly in the form of new ADSs. The special dividend is subject to the approval of shareholders at the annual general meeting, which will be held on May 30, 2024. The Company’s ability to pay this special dividend depends upon one-off dividends paid by its PRC subsidiaries in 2024. In March 2024, certain PRC subsidiaries of the Group declared dividends to the Hong Kong’s subsidiary of the Group for an aggregate amount of RMB10.5 billion. The withholding tax of RMB1.05 billion to be levied on the dividend remitted overseas will be reflected in the financial statements in 2024.

On April 2, 2024, all the conditions precedent to the acquisition of Virtual Bank had been fulfilled (refer to Note 2). Upon that, the acquisition was completed and the Virtual Bank became a wholly-owned subsidiary of the Group. The Virtual Bank is a fully-licensed bank registered under the Hong Kong Banking Ordinance and is regulated by the Hong Kong Monetary Authority. Its principal activity is to provide banking services through electronic channels, with its service scope similar to traditional banks but without physical operating branches. All of the Virtual Bank’s loans were small and medium-sized enterprises (“SME”) loans in Hong Kong, and a significant portion of the outstanding balance is backed by Hong Kong government’s SME Financing Guarantee Scheme. The Company believes that the business and target customers of the Virtual Bank would synchronize well with the Company’s existing operations, enabling the Company to leverage its operational experience and technological expertise in its business development. As of December 31, 2023, the unaudited total assets and liabilities of the Virtual Banks were RMB2,995 million and RMB2,388 million, respectively. For the year ended December 31, 2023, the unaudited revenue and loss before income tax of the Virtual Bank was RMB146 million and RMB163 million, respectively.